Operating Segments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Summary of Reconciliation of Information on Reportable Segments with Amounts Reported In Financial Statements

	Year ended December 31, 2023
(In Thousand Euros)	EMEA	NORAM	APAC	Total segments	Consolidated adjustments and eliminations	Consolidated
Revenue from sales of goods	115,071	17,042	1,020	133,133	(3,717)	129,416
Revenue from sales of services	6,787	8,728	693	16,208	(1,855)	14,353
Changes in inventories and raw materials and consumables used	(81,453)	(17,197)	(615)	(99,265)	3,762	(95,503)
Employee benefits	(61,103)	(19,393)	(740)	(81,236)	—	(81,236)
Other operating expenses	(50,717)	(10,318)	(543)	(61,578)	1,790	(59,788)
Amortization and depreciation	(25,478)	(2,755)	(210)	(28,443)	—	(28,443)
Other income	14,176	119	(1)	14,294	(34)	14,260
Operating Loss	(82,717)	(23,774)	(396)	(106,887)	(54)	(106,941)
Total Assets	599,950	157,919	375	758,244	(274,703)	483,541
Total Liabilities	301,341	38,024	183	339,548	(5,818)	333,730

	Year ended December 31, 2022
(In Thousand Euros)	EMEA	NORAM	APAC	Total segments	Consolidated adjustments and eliminations	Consolidated
Revenue from sales of goods	134,156	19,936	17	154,109	(17,737)	136,372
Revenue from sales of services	5,989	3,616	397	10,002	(2,189)	7,813
Changes in inventories and raw materials and consumables used	(88,104)	(15,787)	(16)	(103,907)	18,302	(85,605)
Employee benefits	(74,895)	(13,533)	(386)	(88,814)	—	(88,814)
Other operating expenses	(72,844)	(21,026)	(113)	(93,983)	2,428	(91,555)
Amortization and depreciation	(17,058)	(1,830)	(2)	(18,890)	—	(18,890)
Other income	1,508	335	1	1,844	—	1,844
Operating Loss	(111,248)	(28,289)	(102)	(139,639)	804	(138,835)
Total Assets	515,796	155,529	60	671,385	(249,401)	421,984
Total Liabilities	336,356	32,001	47	368,404	(115,570)	252,834

	Year ended December 31, 2021
(In thousand Euros)	EMEA	NORAM	APAC	Total segments	Consolidated adjustments and eliminations	Consolidated
Revenue from sales of goods	71,378	4,687	—	76,065	(6,960)	69,105
Revenue from sales of services	2,902	—	298	3,200	(726)	2,474
Changes in inventories and raw materials and consumables used	(47,056)	(3,345)	(19)	(50,420)	6,167	(44,253)
Employee benefits	(27,130)	(2,309)	(227)	(29,666)	—	(29,666)
Other operating expenses	(42,273)	(1,778)	(63)	(44,114)	709	(43,405)
Amortization and depreciation	(8,214)	(268)	(1)	(8,483)	—	(8,483)
Other income/(expense)	962	(306)	—	656	—	656
Operating Loss	(49,431)	(3,319)	(12)	(52,762)	(810)	(53,572)
Total Assets	343,320	128,312	84	471,716	(129,103)	342,613
Total Liabilities	210,418	15,622	16	226,056	(14,515)	211,541

Summary of External Revenue by Location of Customers

External revenue by location

The countries where the Group has sold more then 10% of the annual revenue are as follows:

	Year ended December 31,
(In thousand Euros)	2023		2022		2021
	Revenue	%	Revenue	%	Revenue	%
Country
Spain	29,590	21%	20,076	14%	6,910	10%
United States	22,268	15%	19,412	13%	4,713	7%
Italy	14,686	10%	14,927	10%	7,338	10%
Germany	9,111	6%	7,944	6%	12,034	17%
Other countries	68,114	47%	81,826	57%	40,584	57%
Total	143,769	100%	144,185	100%	71,579	100%